UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    DECEMBER 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NEWPORT PACIFIC MANAGEMENT,INC.
Address:     580 CALIFORNIA STREET, #1960
             SAN FRANCISCO, CA 94104

Form 13F File Number: NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   LAWRENCE LAI
Title:  SVP, OPERATIONS
Phone:  915.591.5301

Signature, Place, and Date of Signing:

LAWRENCE LAI                    SAN FRANCISCO, CA             FEBRUARY 12, 2002
- ----------------------     ---------------------------   --------------------
   (Signature)                   (City, State)                      Date



Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

File Numbers will be assigned to Institutional Investment Managers after they file their first report.

List of Other Managers Reporting for this Manager:

        FORM 13F FILE NUMBER            NAME

        28-417                          Colonial Management Associates, INc.
        28-01823                        Stein Roe & Farnham Incorporated.


Name and 13f file number of ALL Institutional Investment Managers with respect to which this Schedule is filed (other than the one filing this report).
(List in alphabetical order.)

List of Other Included Managers:

No.     13F File Number         Name
1       28-452                  FleetBoston Financial Corporation
2       28-453                  Fleet National Bank

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:         88
Form 13F Information Table Value Total ($000):  $47,847


List of Other Included Managers:

No.     13F File Number         Name
1       28-452                  FleetBoston Financial Corporation
2       28-453                  Fleet National Bank

FORM 13F REPORT
Item 1                      Item 2    Item 3    Item 4      Item 5    Item 6         Item 7            Item 8

                                                            Shares or
Name of Issuer              Class    Number     Value       Amount    Discretion     Managers (a)Sole   (b)Shared (c)None
A T & T WIRELES             COM      00209A106        220    15,300   Defined        1,2                           15,300
AEGON N.V.-AMER             COM      007924103      1,211    45,246   Defined        1,2        45,246
AFLAC INC                   COM      001055102        317    12,900   Defined        1,2                           12,900
ALCOA INC                   COM      013817101        245     6,900   Defined        1,2                            6,900
ALLIANZ ADR                 COM      018805101        146     6,180   Defined        1,2         6,180
AMERICA MOVIL               COM      02364W105        169     8,700   Defined        1,2                            8,700
AMERICAN HOME P             COM      026609107        399     6,500   Defined        1,2
AOL TIME WARNER             COM      00184A105        228     7,100   Defined        1,2                            7,100
ASM ADR                     COM      052661105         23     1,337   Defined        1,2         1,337
ASTRAZENECA ADR             COM      046353108         98     2,100   Defined        1,2         2,100
AVENTIS ADR                 COM      053561106        142     2,000   Defined        1,2         2,000
BAXTER INTERNAT             COM      071813109        440     8,200   Defined        1,2                            8,200
BEA SYSTEMS INC             COM      073325102         74     4,800   Defined        1,2                            4,800
BLOCK H & R INC             COM      093671105        349     7,800   Defined        1,2                            7,800
BRASIL TELECOM              COM      105530109         54     1,300   Defined        1,2         1,300
CALPINE CORPORA             COM      131347106        146     8,700   Defined        1,2                            8,700
CANON INC ADR               COM      138006309        182     5,200   Defined        1,2         5,200
CEDAR FAIR                  COM      150185106        312    12,600   Defined        1,2                           12,600
CHECK POINT SOFTWARE        COM       00108241        166     4,150   Defined        1,2         4,150
CIA ADR                     COM      20441B407        122    15,500   Defined        1,2        15,500
CISCO SYSTEMS I             COM      17275R102        141     7,800   Defined        1,2                            7,800
CITIGROUP INC               COM      172967101        232     4,600   Defined        1,2                            4,600
COMCAST CORP  -             COM      200300101          4       100   Defined        1,2                              100
COMCAST CORP-SP             COM      200300200        320     8,900   Defined        1,2                            8,900
DIAGEO PLC-ADR              COM      25243Q205        199     4,300   Defined        1,2         4,300
DORCHESTER HUGO             COM      258205202        140    10,000   Defined        1,2                           10,000
DR. REDDY -ADR              COM      256135203        125     6,600   Defined        1,2         6,600
DUKE ENERGY COR             COM      264399106        267     6,800   Defined        1,2                            6,800
ECHOSTAR COMM-A             COM      278762109        132     4,800   Defined        1,2                            4,800
EMBRAER AIRCRAF             COM      29081M102         20       900   Defined        1,2           900
EMC CORP/MASS               COM      268648102         47     3,500   Defined        1,2                            3,500
FANNIE MAE                  COM      313586109        390     4,900   Defined        1,2                            4,900
FOMENTO ECONOMI             COM      344419106        145     4,200   Defined        1,2         4,200
GAP INC                     COM      364760108        117     8,400   Defined        1,2                            8,400
GENENTECH INC               COM      368710406        206     3,800   Defined        1,2                            3,800
GENERAL ELECTRI             COM      369604103        309     7,700   Defined        1,2                            7,700
GENTEX CORP                 COM      371901109        313    11,700   Defined        1,2                           11,700
GLAXOSMITHKLINE             COM      37733W105      2,433    48,839   Defined        1,2        48,839
GOLDMAN SACHS G             COM      38141G104        315     3,400   Defined        1,2                            3,400
HDFC BANK ADR               COM      40415F101        157    10,800   Defined        1,2        10,800
HEINEKEN ADR                COM      423012202        125     3,300   Defined        1,2         3,300
HISPANIC BRODCA             COM      43357B104        321    12,600   Defined        1,2                           12,600
HON HAI GDR                 COM      438090201        338    33,800   Defined        1,2        33,800
HOUSEHOLD INTER             COM      441815107        394     6,800   Defined        1,2                            6,800
ING ADR                     COM      456837103        102     4,000   Defined        1,2         4,000
INTEL CORP                  COM      458140100        292     9,300   Defined        1,2                            9,300
INVESTORS FINANCE           COM      461915100        199     3,000   Defined        1,2                            3,000
KINDER MORGAN I             COM      49455P101        390     7,000   Defined        1,2                            7,000
KOOKMIN ADR                 COM      50049M109        103     2,650   Defined        1,2         2,650
KOREA TELECOM C             COM      50063P103     12,887   633,889   Defined        1,2       567,889             66,000
LILLY (ELI) & C             COM      532457108        220     2,800   Defined        1,2                            2,800
LUMENIS LTD                 COM      010824782        164     8,300   Defined        1,2         8,300
MATAV RT-SPONSO             COM      559776109        241    14,200   Defined        1,2        14,200
MATTEL INC                  COM      577081102        177    10,300   Defined        1,2                           10,300
MEDIMMUNE INC               COM      584699102        269     5,800   Defined        1,2                            5,800
MEDTRONIC INC               COM      585055106        236     4,600   Defined        1,2                            4,600
MICROSOFT CORP              COM      594918104        437     6,600   Defined        1,2                            6,600
NETWORK APPLIAN             COM      64120L104        197     9,000   Defined        1,2                            9,000
NOKIA CORP -SPO             COM      654902204        601    24,520   Defined        1,2        24,520
NOVARTIS ADR                COM      66987V109         66     1,820   Defined        1,2         1,820
NOVO-NORDISK                COM      670100205         84     2,100   Defined        1,2         2,100
NTT DOCOMO ADR              COM      62942M201         88     1,500   Defined        1,2         1,500
ORIX CORP ADR               COM      686330101         62     1,400   Defined        1,2         1,400
QUALCOMM INC                COM      747525103        212     4,200   Defined        1,2                            4,200
RATIONAL SOFTWA             COM      75409P202        250    12,800   Defined        1,2                           12,800
SAFEWAY INC                 COM      786514208        401     9,600   Defined        1,2                            9,600
SAP ADR                     COM      803054204         49     1,521   Defined        1,2         1,521
SCHERING ADR                COM      806585204        138     2,600   Defined        1,2         2,600
SCIENTIFIC-ATLA             COM      808655104        136     5,700   Defined        1,2                            5,700
SCOTTISH POWER              COM      81013T705         59     2,700   Defined        1,2         2,700
SERONO ADR                  COM      81752M101         78     3,500   Defined        1,2         3,500
SEVEN-ELEV ADR              COM      817828205        154     4,200   Defined        1,2         4,200
SIEBEL SYSTEMS              COM      826170102        162     5,800   Defined        1,2                            5,800
SK TELECOM CO L             COM      78440P108      2,792   129,150   Defined        1,2       129,150
SOUTHTRUST CORP             COM      844730101        331    13,400   Defined        1,2                           13,400
TAIWAN SEMICOND             COM      874039100      1,387    80,763   Defined        1,2        80,763
TELEFONICA SA -             COM      879382208      2,867    71,527   Defined        1,2        49,034             22,493
TELEFONOS DE ME             COM      879403780        284     8,100   Defined        1,2         8,100
TEVA PHARMACEUT             COM      881624209        265     4,300   Defined        1,2         4,300
TYCO INTERNATIO             COM      902124106        259     4,400   Defined        1,2                            4,400
UNILEVER ADR                COM      904767704        136     4,100   Defined        1,2         4,100
UNITED MICROELE             COM      910873207      7,376   768,372   Defined        1,2       768,372
VERITAS SOFTWAR             COM      923436109        175     3,900   Defined        1,2                            3,900
VIACOM INC-CL A             COM      925524100        305     6,900   Defined        1,2                            6,900
VINA CONCHA Y T             COM      927191106         58     1,600   Defined        1,2         1,600
VODAFONE GROUP              COM      92857W100        196     7,640   Defined        1,2         7,640
VULCAN MATERIAL             COM      929160109        374     7,800   Defined        1,2                            7,800
WAL-MART STORES             COM      931142103        357     6,200   Defined        1,2         6,200              6,200